Calvert
Equity Fund
December 31, 2022
Schedule of Investments (Unaudited)

Common Stocks — 95.2%

Security	Shares	Value
Capital Markets — 7.8%
Charles Schwab Corp. (The)	1,009,026	$ 84,011,505
Intercontinental Exchange, Inc.	1,659,040	170,200,914
Moody's Corp.	189,754	52,869,259
S&P Global, Inc.	478,003	160,102,325
		$ 467,184,003
Chemicals — 6.8%
Air Products & Chemicals, Inc.	330,843	$ 101,985,663
Ecolab, Inc.	1,009,365	146,923,169
Linde PLC	492,615	160,681,161
		$409,589,993
Containers & Packaging — 0.8%
Ball Corp.	950,852	$48,626,571
		$48,626,571
Electronic Equipment, Instruments & Components — 3.4%
Amphenol Corp., Class A	2,002,622	$152,479,639
TE Connectivity, Ltd.	432,673	49,670,861
		$202,150,500
Entertainment — 1.1%
Electronic Arts, Inc.	526,315	$64,305,167
		$64,305,167
Equity Real Estate Investment Trusts (REITs) — 3.8%
American Tower Corp.	803,005	$170,124,640
Crown Castle, Inc.	414,544	56,228,748
		$226,353,388
Food & Staples Retailing — 0.8%
Costco Wholesale Corp.	111,189	$50,757,779
		$50,757,779
Health Care Equipment & Supplies — 1.3%
IDEXX Laboratories, Inc.(1)	124,784	$50,906,881
Intuitive Surgical, Inc.(1)	111,118	29,485,161
		$80,392,042
Health Care Providers & Services — 0.7%
Laboratory Corp. of America Holdings	166,183	$39,132,773
		$39,132,773
Security	Shares	Value
Hotels, Restaurants & Leisure — 1.5%
Starbucks Corp.	887,440	$ 88,034,048
		$ 88,034,048
Insurance — 3.2%
Aon PLC, Class A	255,208	$ 76,598,129
Marsh & McLennan Cos., Inc.	712,265	117,865,612
		$ 194,463,741
Interactive Media & Services — 3.9%
Alphabet, Inc., Class C(1)	2,627,692	$ 233,155,111
		$233,155,111
IT Services — 17.5%
Accenture PLC, Class A	162,614	$43,391,920
Fidelity National Information Services, Inc.	747,884	50,743,929
Fiserv, Inc.(1)	1,427,736	144,301,278
Gartner, Inc.(1)	516,849	173,733,623
Mastercard, Inc., Class A	788,685	274,249,435
PayPal Holdings, Inc.(1)	1,125,378	80,149,421
Visa, Inc., Class A	1,342,869	278,994,463
		$1,045,564,069
Life Sciences Tools & Services — 10.7%
Agilent Technologies, Inc.	701,095	$104,918,867
Danaher Corp.	1,011,979	268,599,466
Thermo Fisher Scientific, Inc.	482,250	265,570,252
		$639,088,585
Machinery — 3.9%
IDEX Corp.	428,628	$97,868,631
Xylem, Inc.	1,251,908	138,423,468
		$236,292,099
Multiline Retail — 3.0%
Dollar General Corp.	731,668	$180,173,245
		$180,173,245
Personal Products — 1.6%
Estee Lauder Cos., Inc. (The), Class A	382,654	$94,940,284
		$94,940,284
Pharmaceuticals — 2.8%
Zoetis, Inc.	1,151,658	$168,775,480
		$168,775,480

Calvert
Equity Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Professional Services — 3.6%
Verisk Analytics, Inc.	1,216,829	$ 214,672,972
		$ 214,672,972
Semiconductors & Semiconductor Equipment — 0.9%
Texas Instruments, Inc.	341,161	$ 56,366,620
		$ 56,366,620
Software — 7.0%
Adobe, Inc.(1)	269,617	$ 90,734,209
Intuit, Inc.	228,025	88,751,891
Microsoft Corp.	1,002,659	240,457,681
		$419,943,781
Specialty Retail — 7.5%
Lowe's Cos., Inc.	389,139	$77,532,054
O'Reilly Automotive, Inc.(1)	142,547	120,313,945
TJX Cos., Inc. (The)	3,142,467	250,140,373
		$447,986,372
Textiles, Apparel & Luxury Goods — 1.6%
NIKE, Inc., Class B	839,245	$98,200,057
		$98,200,057
Venture Capital — 0.0%(2)
20/20 Gene Systems, Inc.(1)(3)(4)	73,397	$78,117
Digital Directions International, Inc.(1)(3)(4)	354,389	92,141
Ivy Capital (Proprietary) Ltd.(1)(3)(4)	950,000	85,544
		$255,802
Total Common Stocks (identified cost $3,433,131,194)		$5,706,404,482

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(4)(5)	$7,970	$ 7,537,548
Total High Social Impact Investments (identified cost $7,970,000)		$ 7,537,548

Preferred Stocks — 0.0%(2)

Security	Shares	Value
Venture Capital — 0.0%(2)
Entouch:
Series C(1)(3)(4)	2,628,278	$ 301,201
Series C-1(1)(3)(4)	1,023,444	198,343
Sword Diagnostics(1)(3)(4)	1,264,108	0
Total Preferred Stocks (identified cost $918,761)		$ 499,544

Venture Capital Limited Partnership Interests — 0.3%

Security	Value
Accion Frontier Inclusion Fund L.P.(1)(3)(4)	$ 2,296,298
Adobe Capital Social Mezzanine I L.P.(1)(3)(4)	113,709
Africa Renewable Energy Fund L.P.(1)(3)(4)	974,458
Arborview Capital Partners L.P.(1)(3)(4)	515,322
Bridges Ventures US Sustainable Growth Fund L.P.(1)(3)(4)	962,247
Coastal Ventures III L.P.(1)(3)(4)	337,704
Core Innovations Capital I L.P.(1)(3)(4)	2,213,575
Cross Culture Ventures I L.P.(1)(3)(4)	1,120,083
DBL Equity Fund - BAEF Il L.P.(1)(3)(4)	2,000,451
DBL Partners III L.P.(1)(3)(4)	1,468,925
First Analysis Private Equity Fund V L.P.(1)(3)(4)	1,112,154
Ignia Fund I L.P.(1)(3)(4)	187,957
Impact Ventures II L.P.(1)(3)(4)	171,696
LeapFrog Financial Inclusion Fund(1)(3)(4)	24,704
New Markets Education Partners L.P.(1)(3)(4)	54,543
New Markets Venture Partners II L.P.(1)(3)(4)	57,695
Owl Ventures L.P.(1)(3)(4)	1,132,426
Renewable Energy Asia Fund L.P.(1)(3)(4)	231,060
SEAF India International Growth Fund L.P.(1)(3)(4)	0
SJF Ventures II L.P., Preferred(1)(3)(4)	172,980
SJF Ventures III L.P.(1)(3)(4)	823,840
Westly Capital Partners Fund II L.P.(1)(3)(4)	335,481
Total Venture Capital Limited Partnership Interests (identified cost $8,848,784)	$16,307,308

Calvert
Equity Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 4.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.11%(6)	256,008,947	$ 256,008,947
Total Short-Term Investments (identified cost $256,008,947)		$ 256,008,947
Total Investments — 99.9% (identified cost $3,706,877,686)		$5,986,757,829
Other Assets, Less Liabilities — 0.1%		$ 5,586,722
Net Assets — 100.0%		$5,992,344,551

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Amount is less than 0.05%.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(4)	Restricted security. Total market value of restricted securities amounts to $24,600,202, which represents 0.4% of the net assets of the Fund as of December 31, 2022.
(5)	May be deemed to be an affiliated company.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2022.

Restricted Securities
Description	Acquisition Dates	Cost
20/20 Gene Systems, Inc.	8/1/08-8/27/13	$166,889
Accion Frontier Inclusion Fund L.P.	11/12/15-12/16/22	781,075
Adobe Capital Social Mezzanine I L.P.	2/8/13-7/26/22	301,085
Africa Renewable Energy Fund L.P.	4/17/14-7/18/22	997,030
Arborview Capital Partners L.P.	11/13/12-12/7/21	14,610
Bridges Ventures US Sustainable Growth Fund L.P.	6/18/16-10/25/22	861,830
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	7,970,000
Coastal Ventures III L.P.	7/30/12-1/9/19	88,585
Core Innovations Capital I L.P.	1/6/11-6/30/17	0
Cross Culture Ventures I L.P.	2/24/16-6/29/22	351,156
DBL Equity Fund - BAEF Il L.P.	3/30/11-8/2/16	697,586
DBL Partners III L.P.	1/16/15-4/28/22	870,896
Digital Directions International, Inc.	7/2/08-7/15/09	683,778
Entouch, Series C, Preferred	2/3/16	350,000
Entouch, Series C-1, Preferred	10/11/17-11/5/19	136,289
First Analysis Private Equity Fund V L.P.	6/7/13-6/13/18	306,422
Ignia Fund I L.P.	1/28/10-12/9/16	989,801
Impact Ventures II L.P.	9/8/10-2/5/18	638,988
Ivy Capital (Proprietary) Ltd.	9/12/12-5/14/14	557,372
LeapFrog Financial Inclusion Fund	1/20/10-1/23/19	0
New Markets Education Partners L.P.	9/27/11-6/1/21	0
New Markets Venture Partners II L.P.	7/21/08-5/3/16	0
Owl Ventures L.P.	7/10/14-3/20/20	0
Renewable Energy Asia Fund L.P.	9/29/10-1/5/17	1,753,943
SEAF India International Growth Fund L.P.	3/22/05-5/24/10	195,777
SJF Ventures II L.P., Preferred	2/14/06-11/20/12	0
SJF Ventures III L.P.	2/6/12-7/14/17	0
Sword Diagnostics, Preferred	12/26/06-11/9/10	432,472
Westly Capital Partners Fund II L.P.	12/27/11-4/16/21	0

Calvert
Equity Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at December 31, 2022.
Affiliated Investments
At December 31, 2022, the value of the Fund's investment in Calvert Impact Capital, Inc. and in funds that may be deemed to be affiliated was $263,546,495, which represents 4.4% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	$ 7,402,217	$ —	$ —	$ —	$135,331	$ 7,537,548	$ 29,888	$ 7,970,000
Short-Term Investments
Liquidity Fund, Institutional Class(2)	233,925,238	260,863,475	(238,779,766)	—	—	256,008,947	2,010,819	256,008,947
Total				$ —	$135,331	$263,546,495	$2,040,707

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$5,706,148,680(2)	$ —	$ —	$5,706,148,680
Common Stocks - Venture Capital	—	—	255,802	255,802
High Social Impact Investments	—	7,537,548	—	7,537,548
Preferred Stocks - Venture Capital	—	—	499,544	499,544
Venture Capital Limited Partnership Interests	—	—	16,307,308	16,307,308
Short-Term Investments	256,008,947	—	—	256,008,947
Total Investments	$5,962,157,627	$7,537,548	$17,062,654	$5,986,757,829

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2022 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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